Shareholder Fees	Apr. 30, 2026
Kensington Managed Income Fund | Kensington Managed Income Fund Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Kensington Managed Income Fund | Kensington Managed Income Fund Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Kensington Managed Income Fund | Kensington Managed Income Fund Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]
Kensington Dynamic Allocation Fund | Kensington Dynamic Allocation Fund Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[2]
Kensington Dynamic Allocation Fund | Kensington Dynamic Allocation Fund Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[2]
Kensington Dynamic Allocation Fund | Kensington Dynamic Allocation Fund Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]
Kensington Active Advantage Fund | Kensington Active Advantage Fund Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Kensington Defender Fund | Kensington Defender Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class R Prospectus Member | Kensington Defender Fund | Kensington Defender Fund Class R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

[1]	The Fund’s distributor may advance to, or reimburse, the Fund 1.00% of the purchase price in connection with 12b-1 fees advanced to authorized broker-dealers on purchases of Class C shares. However, when the distributor makes such a payment, the respective Class C shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) payable to the distributor on shares redeemed prior to the first 12 months after their purchase. Shareholders will be notified at the time of purchase if the shares purchased are subject to this CDSC.
[2]	The Fund’s distributor may advance to, or reimburse, the Fund 1.00% of the purchase price in connection with 12b-1 fees advanced to authorized broker-dealers on purchases of Class C shares. However, when the distributor makes such a payment, the respective Class C shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) payable to the distributor on shares redeemed prior to the first 12 months after their purchase. Shareholders will be notified at the time of purchase if the shares purchased are subject to this CDSC.